Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
Dec. 31, 2024 USD ($)
Accounting Policies [Abstract]
Net investment	98.00%
net realized capital	98.20%
Percentage of maximum income tax expense benefit likely to be realized	50.00%
Offering costs	$ 347,565